Expense Example - AB Government Money Market Portfolio	Apr. 30, 2025 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	268
Class AB
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	268
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201	[1]
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,071
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	$ 293

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.